ACQUISITION OF SUBSIDIARIES (Details Narrative)			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 25, 2021 USD ($) shares	Apr. 05, 2021 USD ($) Trading $ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 16, 2021 shares	Jun. 30, 2020 shares	Sep. 28, 2017 shares	May 19, 2017 shares
Business Acquisition [Line Items]
Fair value of acquisition | $				$ 26,014,226	$ 10,016,089
Fair value of warrant acquisition | $					$ 20,111
Business combination, purchase price of intangible assets acquired | $			$ 45,447,674	$ 45,447,674
Preferred stock, shares authorized								20,000,000
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares issued			5,760,000	5,760,000	5,760,000		0
Preferred stock, shares outstanding			5,760,000	5,760,000	5,760,000		0
Preferred stock, shares authorized			5,760,000	5,760,000	5,760,000		5,760,000		5,760,000
Series C Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares issued			2,000,000	2,000,000	0
Preferred stock, shares outstanding			2,000,000	2,000,000	0
Preferred stock, shares authorized			3,500,000	3,500,000	3,500,000
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares issued			5,000,000	5,000,000	4,000,000		1,000,000
Preferred stock, shares outstanding			5,000,000	5,000,000	4,000,000		1,000,000
Preferred stock, shares authorized			5,000,000	5,000,000	5,000,000	5,000,000	5,000,000		1,000,000
Cognitive Apps [Member]
Business Acquisition [Line Items]
Number of warrants to purchase shares of common stock		3,500,000
Warrants exercise price per share | $ / shares		$ 0.10
Fair value of warrant acquisition | $		$ 20,111
Business combination, purchase price of intangible assets acquired | $		$ 10,036,200
Cognitive Apps [Member] | Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares issued		5,760,000
Preferred stock, shares outstanding		5,760,000
Preferred stock, convertible, conversion ratio		80
Trading days | Trading		20
Fair value of acquisition | $		$ 10,016,089
Cognitive Apps [Member] | Series B Preferred Stock [Member] | Maximum [Member]
Business Acquisition [Line Items]
Fair market value | $		$ 5,000,000
Belfrics Holdings Limited [Member]
Business Acquisition [Line Items]
Business acquisition percentage	100.00%
Business combination consideration paid | $	$ 41,802,925
Belfrics Holdings Limited [Member] | Series C Preferred Stock [Member]
Business Acquisition [Line Items]
Business acquisition, number of shares issuance	2,000,000
Business acquisition additional equity interests issued or issuable number of shares issued	1,500,000
Business combination, consideration transferred | $	$ 26,014,226
Business combination, additional consideration transferred | $	$ 15,000,000
Belfrics Holdings Limited [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares authorized	5,000,000
Subsidiaries [Member]
Business Acquisition [Line Items]
Equity method investment, ownership percentage	100.00%	100.00%
Subsidiaries [Member] | Cognitive Apps [Member] | Maximum [Member]
Business Acquisition [Line Items]
Equity investments | $		$ 1,000,000